UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
October 31, 2023
Institutional Emerging Markets
Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Equity Fund
HIGHLIGHTS
The Institutional Emerging Markets Equity Fund underperformed the MSCI Emerging Markets Index Net and the Lipper Emerging
Markets Funds Average for the 12-month period ended October 31, 2023.
Stock selection in China detracted, while our choice of securities and an overweight position in consumer discretionary also hurt.
Conversely, our holdings in materials and communication services benefited.
The portfolio has a large allocation to the consumer discretionary sector, where we believe our holdings are well placed to gain from strong company fundamentals and increasing household disposable income, particularly in Asia. Meanwhile, we have a long-standing underweight position in materials and energy, although we have started to find select companies within those sectors that fit our process and philosophy.
Value as a style has significantly outperformed growth over the past three years, which has been a challenge for our “growth at a reasonable price” framework. However, we remain confident in our process and its ability to find and invest in companies that we believe can achieve sustained long-term growth, particularly as growth has become scarcer.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
results during your fund’s fiscal year, the 12-month period
ended October 31, 2023, although a downturn over the past
six months offset some of the strong gains recorded in the
first half of the period. Global economies managed to avoid
the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest
rates higher for longer than previously expected weighed on
market sentiment.
Growth stocks outperformed value shares over the 12-month
period, and stocks in developed markets generally outpaced
their counterparts in emerging markets. Currency movements
were mixed over the period, although a weaker dollar versus
major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm
for artificial intelligence developments and produced some
of the strongest results in the equity market. Within the S&P
500 Index, the communication services and information
technology sectors were lifted by the rally in tech-related
companies and recorded significant gains. The financials
sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although
year-over-year earnings growth contracted in the first and
second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in
the third quarter.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more
sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions.
A protracted debt ceiling standoff in the U.S., the ongoing
conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas
produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2%
target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to
5.50% by the end of July, the highest level since March 2001.
U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the
central bank may have to keep rates higher for longer than
previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating
of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing
by the Treasury Department. The yield on the benchmark
10-year Treasury note briefly reached 5.00% in October for
the first time since late 2007 before falling back to 4.88%
by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield
bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in
2023, but considerable uncertainty remains as we look ahead
to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will
continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through
investments primarily in the common stocks of companies
located (or with primary operations) in emerging markets.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Emerging Markets Equity Fund returned
5.54% in the 12-month period ended October 31, 2023. The
fund underperformed the MSCI Emerging Markets Index Net
and the Lipper Emerging Markets Funds Average. ( Past
performance cannot guarantee future results . )
What factors influenced the fund’s performance?
Emerging markets rose during the reporting period. Equities
started the year strong on optimism about China’s reopening
and broader expectations that major central banks would slow the pace of their interest rates hikes amid signs of cooling inflation. Sentiment reversed in the latter part of the period as financial markets were challenged against a backdrop of
elevated oil prices, a hawkish U.S. Federal Reserve, and
ongoing supply pressures, which raised concerns that interest rates may be kept higher for longer. China struggled as fears about its faltering recovery and property deleveraging cycle weighed on consumer sentiment significantly, particularly
among consumer staples and consumer discretionary names.
Stock selection in China detracted. Here, our investments in
Chinese auto dealer Zhongsheng Group and sportswear
company Li Ning were a notable drag on relative performance
as their shares declined on the broader negative sentiment
about waning demand. Zhongsheng Group reported a decline
in new car sales in the first half of the year, which further weighed on its stock price. Overall, we retain conviction in our
China holdings and believe their strong underlying
fundamentals position them well to regain growth once the
economy stabilizes and sentiment improves. (Please refer to
the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Overweighting consumer discretionary and consumer staples
also hurt, as did our security picks in both sectors. Stocks in consumer discretionary pulled back over the review period as investor confidence was weak amid fears around China’s
slowing economy. In consumer staples, shares of Nahdi
Medical, a leading pharmacy retailer in Saudi Arabia, retreated after it reported disappointing earnings that showed weak
operating performance in the second quarter of the year.
Our holdings in materials added value, due to both security
selection and an underweight allocation. Shares in POSCO, a
large steel producer in South Korea, contributed substantially to relative returns. We took advantage of the strong stock
performance and sold out of the company in the third quarter to lock in gains from its outperformance. In our view, POSCO currently trades at an expensive valuation relative to its
fundamentals.
Stock choices in communication services was another area of
relative strength. Tencent Holdings, the dominant social media platform in China, remained resilient despite the weak
macroeconomic backdrop in the country. The firm reported
robust earnings that were driven by better-than-expected
advertising revenue and gross margins. We remain optimistic
about Tencent’s potential to demonstrate durable growth and
further monetize in areas including advertising, e-commerce, and internet finance. In our view, the company has a
significant opportunity to gain share in the international game market.
How is the fund positioned?
Our process is focused on owning high-quality companies that we believe can achieve sustainable earnings growth over many years and that we can hold for the long run. The attributes we look for include qualitative factors, such as our assessment of management teams, but also quantitative factors like return on equity, profit margins, earnings stability, and lower levels of leverage.
Some of our largest sector overweights relative to the index are in consumer staples and consumer discretionary. We have
strong conviction in the consumer across emerging markets,
which we believe will benefit shares as personal consumption recovers. In contrast, we are slightly underweight the financials sector on a relative basis, although we have been taking
advantage of improved valuations and adding to some of our
holdings. We also have underweight positions in
communication services and energy.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Institutional Emerging Markets
Equity Fund -9.79% 5.54%
MSCI Emerging Markets Index Net -4.78 10.80
Lipper Emerging Markets Funds
Average -2.85 12.29

T. ROWE PRICE Institutional Emerging Markets Equity Fund

We are invested in several companies in consumer
discretionary that we think are well placed to gain from
increasing household disposable income over the longer term, particularly in Asia. Over the review period, we purchased
shares in Las Vegas Sands, a global developer and operator of gaming resorts in Macau and Singapore. The company gained
market share in its premium mass segment, and we anticipate
that it is likely a beneficiary of pent-up gaming demand.
Meanwhile, we sold our holding in Meituan, a Chinese food
delivery company, as we believe the company is facing
increased competitive pressures and will likely lose market
share in the long term.
In the information technology sector, we sold our shares in
ASML, the dominant supplier of lithography equipment for
semiconductor manufacturing based in the Netherlands. We
chose to moderate our holding in the stock and reallocated the funds to other areas of the market that we find more
compelling.
The portfolio has a diverse and global exposure to financials.
We have a considerable absolute position here as we believe
there is a significant long-term structural growth runway for credit and insurance penetration in a number of emerging
markets. We bought shares of Saudi National Bank, Saudi
Arabia’s largest bank, to take advantage of weakness in its share price. In our view, the company has surpassed earlier
headwinds associated with its intention to purchase a stake in
Credit Suisse and is likely to scale down going forward.
We have a long-standing underweight position in energy as we generally do not see many firms in this space with the kind of long-term growth characteristics that we favor. That said, we found some select opportunities that we added to over the
review period. We bought more shares of Reliance Industries, an industrial conglomerate based in India. In our view,
Reliance is a high-growth market participant that will benefit from strong digital and retail revenues. In the longer term, we have conviction that the company’s robust balance sheet and
its ability to effectively navigate government regulations will reflect strongly in its share price.
What is portfolio management’s outlook?
Our investment style is “growth at a reasonable price”; this has been challenged in an environment where emerging market
stocks with growth characteristics have underperformed value names. However, we continue to believe in our approach and
our ability to make the most of the investment potential in
emerging markets in the long run, particularly in a world
where growth is likely to become scarcer.
We remain cautious about the economic outlook in China as it continues to struggle with poor consumer demand, a sluggish
recovery, and ongoing problems in its property market. While this weak macroeconomic environment has created stiffer
near-term headwinds than we anticipated, we are positive
about the medium- to longer-term outlook of our holdings
here and believe they are well positioned to outperform when sentiment improves.
We have identified a broad range of investment opportunities in Brazil that are trading at attractive valuations. In our view, the growth outlook for the country this year remains positive, and we continue to find areas of the market that we believe
will be beneficiaries of its robust macroeconomic backdrop.
Broadly speaking, while the interest rate cycle has taken much longer to reach its peak than anticipated, inflation metrics in most markets have started to show signs of improvement,
which has increased the likelihood that we are near, if not at, the top.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Information Technology 21.9% 20.8%
Consumer Discretionary 21.4  20.7
Financials 15.7  19.5
Consumer Staples 15.4  13.8
Industrials and Business Services 6.9  6.7
Communication Services 6.5  5.9
Materials 4.8  4.9
Energy 1.6  2.5
Real Estate 2.9  1.6
Health Care 0.4  1.5
Utilities 0.0  0.0
Other and Reserves 2.5  2.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Over the long haul, we believe that quality compounders will outperform in emerging markets. We also believe that as
growth in the world becomes increasingly scarce and non-zero interest rates highlight the importance of valuations, growth at a reasonable price should appeal to investors seeking long-
term capital appreciation.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

RISKS OF INVESTING IN THE FUND
Investments in emerging market countries are subject to
greater risk and overall volatility than investments in the U.S.
and other developed markets. Emerging market countries tend
to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political
systems that are less stable than those of developed countries.
In addition to the risks associated with investing outside the
U.S., emerging markets are more susceptible to governmental
interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile
currency exchange rates.
The value of the fund’s investments may decrease, sometimes
rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments; recessions; inflation; rapid interest rate changes; war, military conflict, or acts of terrorism; natural disasters; and outbreaks of infectious illnesses or other
widespread public health issues, such as the coronavirus
pandemic and related governmental and public responses
(including sanctions). Certain events may cause instability
across global markets, including reduced liquidity and
disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in
markets may impact interest rates, market volatility, and
security pricing. These adverse developments may cause broad declines in market value due to short-term market movements
or for significantly longer periods during more prolonged
market downturns.
Many Asian economies have at various times been negatively
affected by inflation, currency devaluations, an overreliance on international trade and exports, particularly for certain
commodities, political and social instability, and less developed financial systems and securities trading markets. Trade
restrictions, unexpected decreases in exports, changes in
government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The
Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for
Asian products and services.
For a more thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and
providers (collectively, “MSCI”) makes no express or implied warranties or representations and shall have no liability
whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a
basis for other indices or any securities or financial products.
This report is not approved, reviewed, or produced by MSCI.
Historical MSCI data and analysis should not be taken as an
indication or guarantee of any future performance analysis,
forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
10/31/23
Taiwan Semiconductor
Manufacturing Taiwan 8.0%
Samsung Electronics South Korea 5.6
Yum China Holdings China 4.7
Tencent Holdings China 4.4
Alibaba Group Holding China 3.2
Reliance Industries India 2.5
Localiza Rent a Car Brazil 2.2
Infosys India 2.0
Wal-Mart de Mexico Mexico 1.9
Fuyao Glass Industry Group China 1.8
Raia Drogasil Brazil 1.8
Zhongsheng Group Holdings China 1.8
Saudi National Bank Saudi Arabia 1.6
Li Auto China 1.5
Yifeng Pharmacy Chain China 1.5
Las Vegas Sands United States 1.5
Bank Central Asia Indonesia 1.4
AIA Group Hong Kong 1.3
Qatar National Bank Qatar 1.3
LG Chem South Korea 1.3
HDFC Life Insurance India 1.2
Voltas India 1.2
Budweiser Brewing APAC Hong Kong 1.2
Clicks Group South Africa 1.1
Nahdi Medical Saudi Arabia 1.1
Total 57.1%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL EMERGING MARKETS EQUITY FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Institutional Emerging Markets
Equity Fund 5.54% -0.94% 1.03%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional Emerging Markets Equity Fund 1.00%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
5/1/23
Ending
Account
Value
10/31/23
Expenses
Paid During
Period*
5/1/23 to
10/31/23
Actual $1,000.00 $902.10 $4.79
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.16   5.09
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (1.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Institutional Emerging Markets
Equity Fund 6.91% -1.61% 1.96%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period.
It shows how the fund would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
N
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 29.09 $ 46.74 $ 42.81 $ 39.94 $ 34.25
Investment activities
Net investment income
(1)(2)
0.28 0.26 0.37 0.23 0.59
Net realized and unrealized gain/loss 1.44 (16.58) 3.84 3.25 5.49
Total from investment activities 1.72 (16.32) 4.21 3.48 6.08
Distributions
Net investment income (0.25) (0.33) (0.22) (0.61) (0.30)
Net realized gain (0.98) (1.00) (0.06) – (0.09)
Total distributions (1.23) (1.33) (0.28) (0.61) (0.39)
NET ASSET VALUE
End of period $ 29.58 $ 29.09 $ 46.74 $ 42.81 $ 39.94
Ratios/Supplemental Data
Total return
(2)(3)
5.54% (35.83)% 9.79% 8.73% 17.97%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.00% 1.06% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.00% 1.06% 1.10% 1.10% 1.10%
Net investment income 0.86% 0.67% 0.74% 0.57% 1.55%
Portfolio turnover rate 46.3% 45.6% 30.0% 20.2% 20.9%
Net assets, end of period (in millions) $ 663 $ 876 $ 1,960 $ 1,823 $ 1,810
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
October 31, 2023

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.8%
Common Stocks 1.8%
Globant (USD)  (1) 32,231 5,489
MercadoLibre (USD)  (1) 4,989 6,190
Total Argentina (Cost
$10,430
)
11,679
BRAZIL 6.6%
Common Stocks 6.6%
B3  2,639,512 5,837
Hypera  559,747 3,368
Klabin  856,281 3,635
Localiza Rent a Car  1,421,275 14,374
Localiza Rent a Car, Rights,
11/17/23  (1) 10,833 12
Raia Drogasil  2,370,785 12,137
WEG  647,377 4,228
Total Brazil (Cost
$38,760
)
43,591
CHILE 0.5%
Common Stocks 0.5%
Banco Santander Chile, ADR (USD)  181,324 3,155
Total Chile (Cost
$2,692
)
3,155
CHINA 28.0%
Common Stocks 20.3%
Alibaba Group Holding (HKD)  (1) 766,324 7,889
Alibaba Group Holding, ADR
(USD)  (1) 161,667 13,344
China Overseas Land & Investment
(HKD)  1,916,000 3,616
JD.com, Class A (HKD)  135,859 1,727
Jiumaojiu International Holdings
(HKD)  2,733,000 2,974
KE Holdings, ADR (USD)  464,248 6,829
Li Auto, ADR (USD)  (1) 297,548 10,060
Li Auto, Class A (HKD)  (1) 17,800 301
Li Ning (HKD)  1,682,500 5,156
Nongfu Spring, Class H (HKD)  721,600 4,110
PDD Holdings, ADR (USD)  (1) 63,499 6,440
Tencent Holdings (HKD)  788,300 29,174
Yum China Holdings (HKD)  65,700 3,443
Yum China Holdings (USD)  530,216 27,868
Zhongsheng Group Holdings (HKD)  5,176,000 11,953
134,884
Common Stocks - China A
Shares 7.7%
Centre Testing International Group,
A Shares  (2) 1,512,100 3,129
Chacha Food, A Shares (CNH)  459,600 2,326
Chacha Food, A Shares  (2) 275,100 1,392
Focus Media Information
Technology, A Shares (CNH)  6,152,700 5,816
Shares $ Value
(Cost and value in $000s)
Fuyao Glass Industry Group, A
Shares (CNH)  2,386,600 12,143
Hangcha Group, A Shares (CNH)  1,131,200 3,401
Hongfa Technology, A Shares (CNH)  731,500 2,902
Kweichow Moutai, A Shares (CNH)  15,700 3,616
Shenzhen Inovance Technology, A
Shares (CNH)  398,800 3,296
Yifeng Pharmacy Chain, A Shares
(CNH)  2,211,516 9,906
ZWSOFT Guangzhou, A Shares  (2) 210,590 3,102
51,029
Total China (Cost
$204,896
)
185,913
HONG KONG 2.5%
Common Stocks 2.5%
AIA Group  1,021,800 8,873
Budweiser Brewing APAC  4,127,000 7,843
Total Hong Kong (Cost
$17,192
)
16,716
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  182,605 6,797
Total Hungary (Cost
$6,218
)
6,797
INDIA 15.4%
Common Stocks 15.4%
Asian Paints  153,611 5,539
Axis Bank  520,689 6,135
HDFC Asset Management  118,676 3,907
HDFC Bank  370,033 6,560
HDFC Life Insurance  1,099,711 8,203
Hindustan Unilever  143,717 4,289
ICICI Bank  569,874 6,276
Infosys  806,674 13,284
Jio Financial Services  (1) 398,928 1,045
Kotak Mahindra Bank  318,363 6,642
Larsen & Toubro  133,214 4,678
Maruti Suzuki India  32,871 4,104
Reliance Industries  593,030 16,315
Tata Consultancy Services  113,099 4,583
Titan  71,275 2,736
Voltas  807,348 8,110
Total India (Cost
$93,101
)
102,406
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  16,593,700 9,142
Sumber Alfaria Trijaya  16,876,400 3,071
Total Indonesia (Cost
$7,273
)
12,213

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.5%
Common Stocks 0.5%
CIMB Group Holdings  2,850,900 3,416
Total Malaysia (Cost
$3,348
)
3,416
MEXICO 4.3%
Common Stocks 4.3%
Becle  919,709 1,627
Fomento Economico Mexicano,
ADR (USD)  5,151 584
Gruma, Class B  261,320 4,552
Grupo Financiero Banorte, Class O  514,270 4,166
Grupo Mexico, Series B  1,196,803 4,970
Wal-Mart de Mexico  3,450,410 12,363
Total Mexico (Cost
$24,646
)
28,262
NETHERLANDS 0.6%
Common Stocks 0.6%
Prosus  (1) 140,674 3,944
Total Netherlands (Cost
$4,642
)
3,944
PERU 0.3%
Common Stocks 0.3%
Credicorp (USD)  13,399 1,674
Total Peru (Cost
$1,904
)
1,674
PHILIPPINES 1.8%
Common Stocks 1.8%
BDO Unibank  2,523,942 5,681
Jollibee Foods  1,214,140 4,389
Universal Robina  1,014,970 1,957
Total Philippines (Cost
$11,855
)
12,027
PORTUGAL 0.7%
Common Stocks 0.7%
Jeronimo Martins  193,555 4,462
Total Portugal (Cost
$4,698
)
4,462
QATAR 1.3%
Common Stocks 1.3%
Qatar National Bank  2,076,329 8,496
Total Qatar (Cost
$10,325
)
8,496
Shares $ Value
(Cost and value in $000s)
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange  (3) 1,397,220 —
Total Russia (Cost
$2,303
)
—
SAUDI ARABIA 4.9%
Common Stocks 4.9%
Al Rajhi Bank  114,677 2,053
Arabian Internet & Communications
Services  36,574 3,053
Nahdi Medical  198,591 7,509
Saudi Awwal Bank  297,524 2,656
Saudi Basic Industries  321,059 6,597
Saudi National Bank  1,210,164 10,829
Total Saudi Arabia (Cost
$35,112
)
32,697
SINGAPORE 0.2%
Common Stocks 0.2%
Sea, ADR (USD)  (1) 34,555 1,441
Total Singapore (Cost
$2,465
)
1,441
SOUTH AFRICA 2.6%
Common Stocks 2.6%
Bid  92,991 1,975
Capitec Bank Holdings  58,988 5,241
Clicks Group  511,888 7,543
Woolworths Holdings  710,751 2,649
Total South Africa (Cost
$15,313
)
17,408
SOUTH KOREA 8.1%
Common Stocks 8.1%
LG Chem  25,727 8,432
NAVER  21,038 2,941
Samsung Electronics  740,170 36,842
SK Hynix  61,535 5,344
Total South Korea (Cost
$25,735
)
53,559
TAIWAN 10.9%
Common Stocks 10.9%
ASE Technology Holding  1,027,000 3,595
Chailease Holding  1,012,460 5,492
MediaTek  256,000 6,681
Taiwan Semiconductor
Manufacturing  3,239,219 52,905
Vanguard International
Semiconductor  1,588,000 3,449
Total Taiwan (Cost
$31,197
)
72,122

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 1.5%
Common Stocks 1.5%
Bangkok Dusit Medical Services,
NVDR  4,820,600 3,553
Bumrungrad Hospital  433,300 3,134
Siam Cement  416,700 3,337
Total Thailand (Cost
$9,938
)
10,024
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
First Abu Dhabi Bank  1,039,645 3,590
Total United Arab Emirates (Cost
$2,851
)
3,590
UNITED STATES 1.5%
Common Stocks 1.5%
Las Vegas Sands  207,594 9,852
Total United States (Cost
$11,256
)
9,852
VIETNAM 0.5%
Common Stocks 0.5%
Bank for Foreign Trade of
Vietnam  (1) 920,637 3,256
Total Vietnam (Cost
$3,330
)
3,256
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 5.42%  (4)(5) 6,768 7
Total Short-Term Investments
(Cost $7) 7
Total Investments in Securities
97.8% of Net Assets
(Cost $581,487) $ 648,707

T. ROWE PRICE Institutional Emerging Markets Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . China A shares held through the QFII are subject to certain restrictions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 784+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 42,565  ¤   ¤ $ 7^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $784 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $7.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $581,487) $ 648,707
Receivable for investment securities sold 11,313
Foreign currency (cost $8,232) 8,151
Dividends receivable 614
Receivable for shares sold 564
Other assets 297
Total assets 669,646
Liabilities
Investment management and administrative fees payable 4,644
Payable for investment securities purchased 1,273
Payable for shares redeemed 254
Total liabilities 6,171
NET ASSETS $ 663,475
Net Assets Consist of:
Total distributable earnings (loss) $ 43,764
Paid-in capital applicable to 22,429,785 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 619,711
NET ASSETS $ 663,475
NET ASSET VALUE PER SHARE $ 29.58

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,829) $ 14,838
Other, non cash 1,417
Total income 16,255
Expenses
Investment management and administrative expense 8,751
Miscellaneous 6
Total expenses 8,757
Net investment income 7,498
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $596) 4,269
Foreign currency transactions (215)
Net realized gain 4,054
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(269)) 62,240
Other assets and liabilities denominated in foreign currencies (39)
Change in net unrealized gain / loss 62,201
Net realized and unrealized gain / loss 66,255
INCREASE IN NET ASSETS FROM OPERATIONS
$ 73,753

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,498 $ 9,401
Net realized gain 4,054 16,430
Change in net unrealized gain / loss 62,201 (621,459)
Increase (decrease) in net assets from operations 73,753 (595,628)
Distributions to shareholders
Net earnings (35,162) (56,012)
Capital share transactions
*
Shares sold 55,031 176,882
Distributions reinvested 30,024 47,105
Shares redeemed (336,186) (656,184)
Decrease in net assets from capital share transactions (251,131) (432,197)
Net Assets
Decrease during period (212,540) (1,083,837)
Beginning of period 876,015 1,959,852
End of period $ 663,475 $ 876,015
*Share information (000s)
Shares sold 1,683 4,610
Distributions reinvested 923 1,102
Shares redeemed (10,293) (17,525)
Decrease in shares outstanding (7,687) (11,813)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Emerging Markets Equity Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located
(or with primary operations) in emerging markets.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.  Income tax-related interest and penalties, if incurred, are recorded as income tax expense.  Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash dividends, if any, are recorded at the fair market value of the asset received.  Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities.  Distributions to shareholders are recorded on the ex-dividend date.  Income distributions, if any, are declared and paid annually.  A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly

T. ROWE PRICE Institutional Emerging Markets Equity Fund

transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock
Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-
sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock
Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 92,926 $ 555,774 $ — $ 648,700
Short-Term Investments 7 — — 7
Total $ 92,933 $ 555,774 $ — $ 648,707

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $387,662,000 and $623,416,000, respectively, for the year ended October 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies, the recharacterization of distributions, the character of foreign capital gains taxes and differences in treatment of corporate actions.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains, if any) $ 15,480 $ 14,962
Long-term capital gain 19,682 41,050
Total distributions $ 35,162 $ 56,012
($000s)
Cost of investments $ 597,547
Unrealized appreciation $ 150,880
Unrealized depreciation (99,951)
Net unrealized appreciation (depreciation) $ 50,929
($000s)
Undistributed ordinary income $ 9,902
Net unrealized appreciation (depreciation) 50,929
Loss carryforwards and deferrals (17,067)
Total distributable earnings (loss) $ 43,764

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 1.00% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended October 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2023, the fund incurred $6,000 in interest expense related to outstanding borrowings on four days in the average amount of $10,150,000 and at an average annual rate of 5.41%. At October 31, 2023, there were no borrowings outstanding.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and
Shareholders of T. Rowe Price Institutional Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Institutional
Emerging Markets Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of
October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$8,244,000 from short-term capital gains
$19,682,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $9,265,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $389,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $9,636,000 and foreign taxes paid of $2,337,000.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Votes For Votes Withheld
Melody Bianchetto 54,016,226 196,144
Mark J. Parrell 53,993,698 218,540
Kellye L. Walker 54,002,409 210,013
Eric L. Veiel 53,709,880 502,305

T. ROWE PRICE Institutional Emerging Markets Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds

T. ROWE PRICE Institutional Emerging Markets Equity Fund

OFFICERS
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong, Price International, and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International, T. Rowe Price Group, Inc.,
and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146038 E146-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	1,457	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023